SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Schedule Of Movement In Allowance For Doubtful Accounts [Table Text Block]
The movement in the allowances for doubtful accounts for the years ended December 31, 2014 and 2013 was as follows:

	2014	2013
Beginning balance	$58,183	$250,520
Provision (reversal)	169,299	(32,824)
Write offs	(62,482)	(159,513)
Ending balance	$165,000	$58,183